Fair Value of Financial Instruments - Assets Measured on Non-Recurring Basis (Details) - Fair Value, Nonrecurring - Fair Value - MOB - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Level 2
Assets:
Real estate investment	$ 0	$ 26,768
Level 3
Assets:
Real estate investment	$ 0	$ 4,970